Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Derivative instruments and hedging activities disclosure abstract
Schedule of Derivative Instruments [Table Text Block]
		Other	Other
		Assets	Liabilities
		Estimated	Estimated
(Dollars in thousands)	Notional	Fair Value	Fair Value
June 30, 2015:
Pay fixed / receive variable	$4,492	—	552
Pay variable / receive fixed	4,492	552	—
Total interest rate swap agreements	$8,984	552	552
December 31, 2014:
Pay fixed / receive variable	$4,667	—	634
Pay variable / receive fixed	4,667	634	—
Total interest rate swap agreements	$9,334	634	634